Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000058057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.61%	10.35%	7.25%
C000172902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	9.68%	10.42%	7.31%
C000058059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	7.46%	9.20%	6.32%
C000058058 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	3.57%	8.89%	6.39%
Without Sales Load [Member] | C000058059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	8.46%	9.20%	6.32%
Without Sales Load [Member] | C000058058 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	9.31%	10.07%	6.97%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	13.65%	13.37%	9.25%